Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Credit risk for trade receivables
Gross carrying amount	€ 5,140	€ 5,632
Expected credit loss allowance	(1,366)	(1,347)
Net carrying amount	3,774	4,285
Current
Credit risk for trade receivables
Gross carrying amount	2,448	3,340
Expected credit loss allowance	(63)	(91)
Net carrying amount	2,385	3,249
30 days or less
Credit risk for trade receivables
Gross carrying amount	817	448
Expected credit loss allowance	(74)	(94)
Net carrying amount	743	354
Between 31 and 60 days
Credit risk for trade receivables
Gross carrying amount	223	253
Expected credit loss allowance	(55)	(64)
Net carrying amount	168	189
Between 61 and 180 days
Credit risk for trade receivables
Gross carrying amount	473	550
Expected credit loss allowance	(213)	(216)
Net carrying amount	260	334
Greater than 180 days
Credit risk for trade receivables
Gross carrying amount	1,179	1,041
Expected credit loss allowance	(961)	(882)
Net carrying amount	€ 218	€ 159